Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 29, 2019
Registrant Name	Adviser Managed Trust
Central Index Key	0001502608
Amendment Flag	false
Document Creation Date	Jan. 29, 2019
Document Effective Date	Jan. 29, 2019
Prospectus Date	Nov. 30, 2018
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Prospectus:
Trading Symbol	TCOEX